Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	833,469	18,975,000
Common stock redemption value (in Dollars per share)	$ 11.1	$ 10.2
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,193,750	5,193,750
Common stock, shares outstanding	5,193,750	5,193,750